Related Parties - Summary of AB InBev's Transactions with Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Gross profit	$ 33,179	$ 33,024	$ 31,984
Current assets	24,769	22,999
Current liabilities	34,475	33,066
Associates [member]
Disclosure of associates [line items]
Gross profit	19	(215)	(233)
Current assets	102	102	108
Current liabilities	$ 13	$ 7	$ 9